AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.9%
Information Technology – 15.1%
Communications Equipment – 1.2%
Cisco Systems, Inc.	107,744	$5,792,317
Motorola Solutions, Inc.	40,770	11,099,225

		16,891,542

IT Services – 0.2%
International Business Machines Corp.	20,171	2,829,991

Semiconductors & Semiconductor Equipment – 3.7%
Advanced Micro Devices, Inc.(a)	33,772	3,472,437
Broadcom, Inc.	18,029	14,974,527
NVIDIA Corp.	49,195	21,399,333
NXP Semiconductors NV	55,442	11,083,965

		50,930,262

Software – 6.6%
Adobe, Inc.(a)	12,781	6,517,032
Intuit, Inc.	6,640	3,392,642
Microsoft Corp.(b)	193,860	61,211,295
Oracle Corp.(b)	114,395	12,116,718
Salesforce, Inc.(a)	35,272	7,152,456

		90,390,143

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.(b)	250,275	42,849,583
Epic Games, Inc.(a) (c) (d)	5,074	3,041,279

		45,890,862

		206,932,800

Health Care – 9.6%
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	183,464	17,768,489
Stryker Corp.	40,627	11,102,140

		28,870,629

Health Care Providers & Services – 3.6%
HCA Healthcare, Inc.	67,081	16,500,584
Humana, Inc.	21,242	10,334,658
UnitedHealth Group, Inc.	45,946	23,165,514

		50,000,756

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc.	20,885	10,571,360

Pharmaceuticals – 3.1%
Eli Lilly & Co.	18,921	10,163,037
Johnson & Johnson(b)	93,631	14,583,028
Merck & Co., Inc.	170,790	17,582,831

		42,328,896

		131,771,641

Company	Shares	U.S. $ Value

Financials – 9.2%
Banks – 2.5%
Fifth Third Bancorp	188,497	$4,774,629
JPMorgan Chase & Co.	115,490	16,748,360
Wells Fargo & Co.(b)	290,697	11,877,879

		33,400,868

Capital Markets – 1.6%
Charles Schwab Corp. (The)	77,220	4,239,378
Goldman Sachs Group, Inc. (The)	21,453	6,941,547
Jefferies Financial Group, Inc.	288,351	10,562,297

		21,743,222

Consumer Finance – 0.3%
American Express Co.	26,275	3,919,967
Stripe, Inc.(a) (c) (d)	24,598	498,602

		4,418,569

Financial Services – 4.3%
Berkshire Hathaway, Inc. - Class B(a)	114,002	39,934,901
Visa, Inc. - Class A(b)	83,824	19,280,358

		59,215,259

Insurance – 0.5%
Progressive Corp. (The)	50,087	6,977,119

		125,755,037

Communication Services – 7.1%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	214,023	9,489,780
Deutsche Telekom AG (REG)	217,129	4,554,670

		14,044,450

Entertainment – 0.5%
Netflix, Inc.(a)	10,460	3,949,696
Walt Disney Co. (The)(a) (b)	35,914	2,910,830

		6,860,526

Interactive Media & Services – 4.8%
Alphabet, Inc. - Class A(a)	312,556	40,901,078
Meta Platforms, Inc. - Class A(a) (b)	82,432	24,746,911

		65,647,989

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.(a)	69,330	9,709,666

		96,262,631

Energy – 6.4%
Energy Equipment & Services – 0.6%
Schlumberger NV	142,123	8,285,771

Oil, Gas & Consumable Fuels – 5.8%
Chevron Corp.(b)	113,633	19,160,796
EOG Resources, Inc.(b)	166,256	21,074,611

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	212,989	$25,043,247
Occidental Petroleum Corp.	214,273	13,902,032

		79,180,686

		87,466,457

Industrials – 6.3%
Aerospace & Defense – 1.2%
Boeing Co. (The)(a)	31,416	6,021,819
Northrop Grumman Corp.	13,780	6,065,818
RTX Corp.	62,226	4,478,405

		16,566,042

Commercial Services & Supplies – 0.4%
Republic Services, Inc.	37,557	5,352,248

Construction & Engineering – 0.2%
WillScot Mobile Mini Holdings Corp.(a)	71,972	2,993,315

Ground Transportation – 1.8%
CSX Corp.	287,066	8,827,279
Norfolk Southern Corp.	38,021	7,487,476
Union Pacific Corp.	39,270	7,996,550

		24,311,305

Industrial Conglomerates – 1.9%
Honeywell International, Inc.	137,375	25,378,658

Machinery – 0.8%
Deere & Co.	10,924	4,122,499
Parker-Hannifin Corp.	19,028	7,411,787

		11,534,286

		86,135,854

Consumer Staples – 5.1%
Beverages – 1.1%
PepsiCo, Inc.	84,677	14,347,671

Consumer Staples Distribution & Retail – 1.7%
Costco Wholesale Corp.	12,067	6,817,372
Kroger Co. (The)	43,376	1,941,076
Walmart, Inc.	91,393	14,616,483

		23,374,931

Food Products – 0.6%
Mondelez International, Inc. - Class A	116,954	8,116,608

Household Products – 1.3%
Procter & Gamble Co. (The)	125,782	18,346,562

Personal Care Products – 0.4%
Kenvue, Inc.	261,968	5,260,317

		69,446,089

Consumer Discretionary – 3.6%
Broadline Retail – 1.6%
Amazon.com, Inc.(a) (b)	169,282	21,519,128

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.4%
Booking Holdings, Inc.(a)	3,677	$11,339,684
McDonald’s Corp.	28,453	7,495,658

		18,835,342

Specialty Retail – 0.6%
Home Depot, Inc. (The)(b)	27,743	8,382,825

		48,737,295

Utilities – 1.1%
Electric Utilities – 1.1%
NextEra Energy, Inc.	38,730	2,218,842
PPL Corp.	562,993	13,264,115

		15,482,957

Materials – 0.4%
Chemicals – 0.3%
Sherwin-Williams Co. (The)	16,672	4,252,194

Metals & Mining – 0.1%
Freeport-McMoRan, Inc.	35,196	1,312,459

		5,564,653

Total Common Stocks (cost $801,369,018)		873,555,414

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square Holdings Ltd., - Class A, expiring 07/24/2025(a) (c) (d) (cost $52,400)	9,228	0

SHORT-TERM INVESTMENTS – 34.0%
Investment Companies – 34.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(e) (f) (g) (cost $464,734,672)	464,734,672	464,734,672

Total Investments Before Securities Sold Short – 97.9% (cost $1,266,156,090)		1,338,290,086

SECURITIES SOLD SHORT – (5.0)%
INVESTMENT COMPANIES – (3.3)%
Funds and Investment Trusts – (3.3)%(f)
Invesco CurrencyShares Euro Currency Trust	(118,918)	(11,618,288)
iShares 20+ Year Treasury Bond ETF	(377,069)	(33,442,250)

Total Investment Companies (proceeds $47,081,513)		(45,060,538)

Company	Shares	U.S. $ Value

COMMON STOCKS – (1.7)%
Consumer Discretionary – (0.6)%
Automobiles – (0.2)%
Ford Motor Co.	(123,487)	$ (1,533,708)
Lucid Group, Inc.(a)	(132,698)	(741,782)
Rivian Automotive, Inc. - Class A(a)	(56,478)	(1,371,286)

		(3,646,776)

Hotels, Restaurants & Leisure – (0.1)%
Soho House & Co., Inc. - Class A(a)	(126,772)	(878,530)

Household Durables – (0.1)%
Mohawk Industries, Inc.(a)	(8,854)	(759,762)

Specialty Retail – (0.1)%
GameStop Corp. - Class A(a)	(63,261)	(1,041,276)
Stitch Fix, Inc. - Class A(a)	(225,983)	(779,641)

		(1,820,917)

Textiles, Apparel & Luxury Goods – (0.1)%
Crocs, Inc.(a)	(12,459)	(1,099,258)

		(8,205,243)

Real Estate – (0.2)%
Hotel & Resort REITs – (0.0)%
Chatham Lodging Trust	(76,970)	(736,603)

Retail REITs – (0.1)%
Acadia Realty Trust	(58,084)	(833,505)
Agree Realty Corp.	(11,603)	(640,950)

		(1,474,455)

Specialized REITs – (0.1)%
Digital Realty Trust, Inc.	(9,675)	(1,170,869)

		(3,381,927)

Financials – (0.2)%
Consumer Finance – (0.0)%
SoFi Technologies, Inc.(a)	(78,469)	(626,967)

Financial Services – (0.1)%
Affirm Holdings, Inc.(a)	(48,981)	(1,041,826)
Western Union Co. (The)	(39,520)	(520,874)

		(1,562,700)

Insurance – (0.1)%
Lemonade, Inc.(a)	(72,079)	(837,558)

		(3,027,225)

Industrials – (0.2)%
Machinery – (0.1)%
Snap-on, Inc.	(3,356)	(855,982)
Stanley Black & Decker, Inc.	(12,281)	(1,026,446)

		(1,882,428)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – (0.1)%
Watsco, Inc.	(2,892)	$(1,092,366)

		(2,974,794)

Utilities – (0.2)%
Electric Utilities – (0.2)%
NRG Energy, Inc.	(52,301)	(2,014,634)

Health Care – (0.1)%
Life Sciences Tools & Services – (0.1)%
IQVIA Holdings, Inc.(a)	(5,712)	(1,123,836)

Information Technology – (0.1)%
Electronic Equipment, Instruments & Components – (0.1)%
Amphenol Corp. - Class A	(11,852)	(995,449)

Communication Services – (0.1)%
Media – (0.1)%
Paramount Global - Class B	(71,258)	(919,228)

Total Common Stocks (proceeds $23,582,289)		(22,642,336)

Total Securities Sold Short (proceeds $70,663,802)		(67,702,874)

Total Investments, Net of Securities Sold Short – 92.9% (cost $1,195,492,288)(h)		1,270,587,212
Other assets less liabilities – 7.1%		97,582,830

Net Assets – 100.0%		$1,368,170,042

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	179	December 2023	$38,713,225	$1,015,733

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,972,889 and gross unrealized depreciation of investments was $(17,862,232), resulting in net unrealized appreciation of $76,110,657.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF – Exchange Traded Fund

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Select US Long/Short Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$203,891,521	$—	$3,041,279		$206,932,800
Health Care	131,771,641	—	—		131,771,641
Financials	125,256,435	—	498,602		125,755,037
Communication Services	91,707,961	4,554,670	—		96,262,631
Energy	87,466,457	—	—		87,466,457
Industrials	86,135,854	—	—		86,135,854
Consumer Staples	69,446,089	—	—		69,446,089
Consumer Discretionary	48,737,295	—	—		48,737,295
Utilities	15,482,957	—	—		15,482,957
Materials	5,564,653	—	—		5,564,653
Warrants	—	—	0	(a)	—
Short-Term Investments	464,734,672	—	—		464,734,672

Liabilities:
Investment Companies	$(45,060,538)	$—	$—		$(45,060,538)
Common Stocks:
Consumer Discretionary	(8,205,243)	—	—		(8,205,243)
Real Estate	(3,381,927)	—	—		(3,381,927)
Financials	(3,027,225)	—	—		(3,027,225)
Industrials	(2,974,794)	—	—		(2,974,794)
Utilities	(2,014,634)	—	—		(2,014,634)
Health Care	(1,123,836)	—	—		(1,123,836)
Information Technology	(995,449)	—	—		(995,449)
Communication Services	(919,228)	—	—		(919,228)

Total Investments in Securities	1,262,492,661	4,554,670	3,539,881	(a)	1,270,587,212
Other Financial Instruments(b):
Assets:
Futures	1,015,733	—	—		1,015,733
Liabilities	—	—	—		—

Total	$1,263,508,394	$4,554,670	$3,539,881	(a)	$1,271,602,945

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2023 is as follows:

Fund	Market Value 06/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$388,787	$247,010	$171,062	$464,735	$5,513